Long-Term Debt - Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term debt
Finance leases:	$ 66
Total	2,953	$ 2,927
Less current portion	(990)	(217)
Total long-term debt, less current portion	1,963	2,710
3.62% due 2028, floating interest rate at Euribor +0.589%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 106	141
Long-term debt
Interest rate	3.62%
Basis spread on floating rate	0.589%
4.19% due 2029, floating interest rate at Euribor +0.564%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 127	162
Long-term debt
Interest rate	4.19%
Basis spread on floating rate	0.564%
3.96% due 2031, floating interest rate at Euribor +0.473%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 244	296
Long-term debt
Interest rate	3.96%
Basis spread on floating rate	0.473%
4.23% due 2031, floating interest rate at Euribor +0.550%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 120	146
Long-term debt
Interest rate	4.23%
Basis spread on floating rate	0.55%
3.21% due 2033, floating interest rate at Euribor +0.558%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 281	332
Long-term debt
Interest rate	3.21%
Basis spread on floating rate	0.558%
6.19% due 2034, floating interest rate at Secured Overnight Financing Rate +0.939%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 300	0
Long-term debt
Interest rate	6.19%
Basis spread on floating rate	0.939%
3.34% due 2027, floating interest rate at Euribor +0.690%
Long-term debt
Interest rate	3.34%
Basis spread on floating rate	0.69%
3.34% due 2027, floating interest rate at Euribor +0.690% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 65	97
3.91% due 2028, floating interest rate at Euribor +0.550%
Long-term debt
Interest rate	3.91%
Basis spread on floating rate	0.55%
3.91% due 2028, floating interest rate at Euribor +0.550% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 69	92
4.21% due 2029, floating interest rate at Euribor +0.850%
Long-term debt
Interest rate	4.21%
Basis spread on floating rate	0.85%
4.21% due 2029, floating interest rate at Euribor +0.850% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 74	95
zero-coupon, due 2025 ("Tranche A") | Dual tranche senior unsecured convertible bonds
Long-term debt
Dual tranche senior unsecured convertible bonds	$ 749	748
Interest rate	0.00%
zero-coupon, due 2027 ("Tranche B") | Dual tranche senior unsecured convertible bonds
Long-term debt
Dual tranche senior unsecured convertible bonds	$ 749	748
Interest rate	0.00%
3.58% due 2025, fixed interest rate
Long-term debt
Finance leases:	$ 8	0
Interest rate	3.58%
3.86% due 2027, fixed interest rate
Long-term debt
Finance leases:	$ 34	38
Interest rate	3.86%
3.78% due 2042, fixed interest rate
Long-term debt
Finance leases:	$ 23	25
Interest rate	3.78%
1.75% due 2042, fixed interest rate
Long-term debt
Finance leases:	$ 1	2
Interest rate	1.75%
0.26% (weighted average), due 2025-2028, fixed interest rate
Long-term debt
Other funding program loans	$ 3	$ 5
Interest rate	0.26%